Schedule of Investments
August 31, 2021 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 88.40%

Agricultural Chemicals - 4.51%
Nutrien Ltd.			650	39,449

Agricultural Services - 3.49%
Calavo Growers, Inc. (2)			650	30,498

Beverages - 2.05%
Ambev SA ADR (2)			5,500	17,930

Canned Fruits, Vegetables, Preserves, jams & Jellies - 4.24%
The J.M. Smucker Co.			300	37,101

Converted Paper & Paperboard Products - 4.33%
Kimberly-Clark Corporation			275	37,898

Industrial Inoragnic Chemicals - 3.85%
Air Products & Chemicals, Inc.			125	33,689

Industrial Organic Chemicals - 4.33%
International Flavors & Fragrances, Inc.			250	37,875

Insurance Agents, Brokers & Services - 6.66%
BB Seguridade Participacoes SA ADR			4,500	16,582
Zurich Insurance Group AG (2)			950	41,686

				58,268

Manufacture of Other Food Products - 4.07%
Orkla ASA (2)			4,000	35,560

Miscellaneous Manufacturing Industries - 5.00%
Amcor PLC			3,400	43,690

Orthopedic, Prosthetic & Surgical Appliances & Supplies Total - 3.51%
Smith & Nephew PLC (2)			800	30,672

Pharmaceutical Preparations - 4.86%
Novo Nordisk A/S			425	42,487

Radiotelephone Communications - 4.83%
Mobile TeleSystems PJSC			2,200	20,636
SK Telecom Co., Ltd.			750	21,592

				42,228

Semiconductors & Related Devices - 6.92%
ChipMOS Technologies, Inc. ADR			500	21,285
Intel Corp.			725	39,194

				60,479

Services - Business Services - 7.81%
eBay, Inc.			525	40,288
MercadoLibre, Inc. (2)			15	28,012

				68,300

Services - Prepackaged Software - 5.69%
Adobe, Inc. (2)			75	49,777

Surgical & Medical Instruments & Apparatus - 8.22%
3M Co.			175	34,079
Becton, Dickinson & Co.			150	37,756

				71,835

Telephone Communications - 4.02%
Telenor ASA			2,000	35,140

Total Common Stock			(Cost $ 725,700)	772,876

Money Market Registered Investment Companies - 6.91%

First American Government Obligations Fund Class X - 0.03% (5)			25,375	25,375
Fidelity Investments Money Market Government Portfolio - Class I .01 (5)			35,006	35,006

Total Money Market Registered Investment Companies			(Cost $ 60,381)	60,381

Options Purchased - 3.22%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
iShares MSCI EAFE ETF January 21, 2022 Put @ $65.00	15	1/21/2022	97,500	833
iShares MSCI EAFE ETF June 17, 2022 Put @ $65.00	5	6/17/2022	32,500	730
iShares MSCI EAFE ETF March 18, 2022 Put @ $65.00	13	3/18/2022	84,500	1,528
iShares MSCI EAFE June 17, 2022 Put @ $70.00	2	6/17/2022	14,000	424
iShares MSCI Emerging Markets ETF June 17, 2022 Put @ $45.00	20	6/17/2022	90,000	3,560
iShares MSCI Emerging Markets ETF June 17, 2022 Put @ $48.00	5	6/17/2022	24,000	1,340
SPDR S&P 500 ETF Trust December 16, 2022 Put @ $370.00	11	12/16/2022	407,000	19,751

Total Options ($ 35,632)	71		749,500	28,165

Total Investments - 98.53%			(Cost $ 821,713)	861,422

Other Assets less Liabilities - 1.47%				12,845

Total Net Assets - 100.00%				874,267

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$833,681	$0
Level 2 - Other Significant Observable Inputs			27,741	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$861,422	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.